CAPITAL AND RESERVES - Changes in RSUs outstanding (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments item	Dec. 31, 2020 EquityInstruments item
Restricted share units
Capital and reserves [Line Items]
Balance at Beginning	566,340	663,670
granted	1,505,449	345,000
vested	(873,722)	(442,330)
Balance at Ending	1,198,067	566,340
RSUs granted (performance-based)	474,500
RSUs granted (as settlement of annual cash bonuses)	266,500
Performance-based RSUs vested	0
Restricted share units | Maximum [Member]
Capital and reserves [Line Items]
Percentage of units to be issued on the vesting date	200.00%
Restricted share units | Minimum [Member]
Capital and reserves [Line Items]
Percentage of units to be issued on the vesting date	0.00%
Deferred Share Units [Member]
Capital and reserves [Line Items]
Balance at Beginning | item	0
granted	366,000
vested	(366,000)
Balance at Ending | item	0	0